Impairment - Summary of Assets and CGU Most Sensitive to Future Impairment Losses (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment (losses) / reversals	$ 2,005	$ 1,191	$ 6,193
Producing properties relating to oil and gas activities in brazil three CGUs [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Business segment	E&P
Carrying amount	$ 305
Recoverable amount	337
Impairment (losses) / reversals	$ (7)